Share Repurchases - Additional Information (Detail) - USD ($)	12 Months Ended			66 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Nov. 30, 2012	Jul. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Purchase of common stock					$ 200,000,000	$ 150,000,000
Payments under share repurchase program	$ 0	$ 39,053,000	$ 92,197,000
Share Repurchase Plan 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares	0	700,000	1,300,000	7,400,000
Payments under share repurchase program		$ 39,100,000	$ 92,200,000	$ 350,000,000
Repurchase of shares average price per share		$ 55.95	$ 73.06	$ 47.43